EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic:
Net income available to stockholders	$ 89,206	$ 185,836	$ 131,175
Diluted:
Interest paid on 3.75% convertible bonds	5,092	4,688	4,180
Net income available to stockholders, diluted	$ 94,298	$ 190,524	$ 135,355
Basic earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Effect of dilutive share options	163	168	286
Effect of dilutive convertible debt	5,753	5,106	4,216
Weighted average number of diluted common shares outstanding	95,424	85,868	83,627